SIGNIFICANT ACCOUNTING POLICIES - FCP Fondo Inmobiliario Colombia (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
SIGNIFICANT ACCOUNTING POLICIES
Assets		$ 352,814,733	$ 289,855,048
Liabilities		312,817,182	255,929,590
Condensed statement of income
Profits of equity method investees		235,854	328,344	$ 123,325
Expenses
Other administrative and general expenses		(4,559,900)	(3,740,506)	(3,346,859)
Net income		6,996,365	4,207,787	315,359
Condensed cash flow
Net cash used in operating activities		6,564,226	6,095,305	11,230,345
Net cash provided by financing activities	[1]	853,436	(6,809,972)	(4,915,440)
Cash and cash equivalents at beginning of year		25,329,846	23,701,149	23,738,042
Cash and cash equivalents at end of year		31,645,291	25,329,846	23,701,149
Non-controlling interests		908,648	1,691,111
Profit attributable to non-controlling interests		$ 212,875	$ 120,992	39,365
FCP Fondo Inmobiliario Colombia
SIGNIFICANT ACCOUNTING POLICIES
Percentage of interest acquired					30.51%
Percentage of ownership interest in subsidiary		80.47%
Percentage of non-controlling interest			50.04%
Amount of return delivered		$ 41,219	$ 64,717
Assets		5,023,316	4,415,509
Liabilities		1,729,798	1,509,275
Net assets		3,293,518	2,906,234
Condensed statement of income
Valuation of investment properties		229,512	85,148	(8,251)
Valuation of trust rights				4
Rents		181,454	187,194	186,528
Profits of equity method investees		188,148	105,439	56,116
Other Income		75,543	92,298	38,135
Total income		674,657	470,079	272,532
Expenses
Interest on loans		(151,470)	(73,201)	(78,008)
Other administrative and general expenses		(157,851)	(212,385)	(141,430)
Total Expenses		(309,321)	(285,586)	(219,438)
Net income		365,336	184,493	53,094
Condensed cash flow
Net cash used in operating activities		(350,456)	(34,442)	(172,003)
Net cash provided by financing activities		307,754	21,882	235,214
Cash and cash equivalents at beginning of year		50,808	63,368	157
Cash and cash equivalents at end of year		8,106	50,808	63,368
Non-controlling interests		605,611	1,369,084	1,340,317
Profit attributable to non-controlling interests		$ 71,354	$ 92,353	$ 26,599

[1]	For further information about the reconciliation of the balances of liabilities from financing activities, see Note 29 Liabilities from financing activities.